Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,665,000
Previously Paid Amount	0.00
Total Fee Amount	405.86
Total Offset Amount	0.00
Net Fee	$ 405.86
Offering Table N/A
Offset Table N/A	N/A